Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)	USD ($)	Share capital [member] INR (₨)	Share capital [member] USD ($)	Securities premium [member] INR (₨)	Securities premium [member] USD ($)	Treasury shares [member] INR (₨)		Treasury shares [member] USD ($)	[5]	Share based payment reserve INR (₨)	Share based payment reserve USD ($)	Translation of foreign operations [member] INR (₨)	Translation of foreign operations [member] USD ($)	Equity Instruments through OCI INR (₨)	Equity Instruments through OCI USD ($)	Cash flow hedges [member] INR (₨)	Cash flow hedges [member] USD ($)	Retained earnings [member] INR (₨) [2]	Retained earnings [member] USD ($)	[2]	Total [member] INR (₨)	Total [member] USD ($)	Non-controlling interests [member] INR (₨)	Non-controlling interests [member] USD ($)
Beginning balance at Mar. 31, 2019		₨ 731,946		₨ 3,718		₨ 190,452		₨ (3,971)	[1]			₨ 2,493		₨ 106,950		₨ 1,086		₨ (734)		₨ 281,344			₨ 581,338		₨ 150,608
Profit / (loss) for the year		(42,100)																		(61,248)			(61,248)		19,148
Other comprehensive income/ (loss) for the year, net of tax		7,018												9,498		(738)		464		(926)			8,298		(1,280)
Total comprehensive income /(loss) for the year		(35,082)												9,498		(738)		464		(62,174)			(52,950)		17,868
Stock options cancelled during the year												(519)								519
Recognition of share based payment		754										754											754
Exercise of stock options		0						165	[1]			(232)								67			0		0
Dividend		(14,441)																		(14,441)			(14,441)
Acquisition of FACOR (Refer Note 4(a))		(1,074)																		1,268			1,268		(2,342)
Change in fair value of put option liability/ conversion option asset/ derecognition of non-controlling interest		(208)																		(3,448)			(3,448)		3,240
Ending Balance at Mar. 31, 2020		681,895		3,718		190,452		(3,806)	[1],[3]			2,496		116,448		348		(270)		203,135			512,521		169,374
Profit / (loss) for the year		146,990																		112,883			112,883		34,107
Other comprehensive income/ (loss) for the year, net of tax		2,062												777		621		(212)		(64)			1,122		940
Total comprehensive income /(loss) for the year		149,052												777		621		(212)		112,819			114,005		35,047
Stock options cancelled during the year		(325)										(920)								595			(325)
Recognition of share based payment		575										575											575
Exercise of stock options								583	[3]			(444)								(139)
Dividend		(91,216)																		(35,187)			(35,187)		(56,029)
Acquisition of FACOR (Refer Note 4(a))		(309)																							(309)
Change in fair value of put option liability/ conversion option asset/ derecognition of non-controlling interest		(262)																		(1,631)			(1,631)		1,369
Effect of fair valuation of inter-company loan	[4]	(5,361)																		(5,361)			(5,361)
Ending Balance at Mar. 31, 2021		734,049		3,718		190,452		(3,223)	[3],[5]			1,707		117,225		969		(482)		274,231			584,597		149,452
Profit / (loss) for the year		257,079	$ 3,388																	207,953			207,953		49,126
Other comprehensive income/ (loss) for the year, net of tax		8,837	117											7,523		145		914		(173)			8,409		428
Total comprehensive income /(loss) for the year		265,916	3,505											7,523		145		914		207,780			216,362		49,554
Stock options cancelled during the year		(101)										(342)								241			(101)
Recognition of share based payment		432										432											432
Exercise of stock options		307						933	[5]			(434)								(192)			307
Dividend		(193,496)																		(166,814)			(166,814)		(26,682)
Change in fair value of put option liability/ conversion option asset/ derecognition of non-controlling interest		15																		983			983		(968)
Ending Balance at Mar. 31, 2022		₨ 807,122	$ 10,637	₨ 3,718	$ 49	₨ 190,452	$ 2,510	₨ (2,290)	[5]	$ (30)		₨ 1,363	$ 18	₨ 124,748	$ 1,644	₨ 1,114	$ 15	₨ 432	$ 6	₨ 316,229	$ 4,168		₨ 635,766	$ 8,380	₨ 171,356	$ 2,257

[1]	Treasury share represents 14,378,261 equity shares (face value of ₹ 1 each) of the Company held by Vedanta Limited ESOS Trust as at March 31, 2020. Treasury shares were purchased pursuant to the Company’s stock option scheme as detailed in Note 29.
[2]	Retained earnings mainly includes general reserve, debenture redemption reserve, preference share redemption reserve and capital reserve (Refer Note 30)
[3]	Treasury share represents 12,193,159 equity shares (face value of ₹ 1 each) of the Company held by Vedanta Limited ESOS Trust as at March 31, 2021. Treasury shares were purchased pursuant to the Company’s stock option scheme as detailed in Note 29.
[4]	An amount of ₹ 3,364 million ($ 46 million) was originally recognized as a transaction with the shareholder and the same was increased by ₹ 5,802 million ($ 79 million) upon revision in terms. Of the same, ₹ 3,805 million ($ 52 million) was reversed on a subsequent modification during the year. Refer note 35(b) for further details.
[5]	Treasury share represents 8,693,406 equity shares (face value of ₹ 1 each) of the Company held by Vedanta Limited ESOS Trust as at March 31, 2022. Treasury shares were purchased pursuant to the Company’s stock option scheme as detailed in Note 29.